Stockholders' Equity (Deficit) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Common stock, shares authorized	681,000,000		681,000,000	681,000,000
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Preferred stock, par value	$ 0.01		$ 0.01	$ 0.01
Number of common stock issued			149,557
Number of stock options granted, shares			620,000	1,100,000
Stock compensation expense	$ 41,025	$ 51,574	$ 194,896	$ 57,158
Preferred stock, voting rights	Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares if agreed to by the Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.		Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock. The holders of preferred stock can only convert the shares if agreed to by the Board of Directors. If declared by the Board of Directors, holders of preferred stock are entitled to receive dividends prior and in preference to any declaration or payment of any dividend on the common stock of the Company. In the event of liquidation or dissolution of the Company, holders of preferred stock shall be paid out of the assets of the Company prior and in preference to any payment or distribution to holders of common stock of the Company.
Number of shares converted	1.5		1.5
Research and Development and General and Administration Expense [Member]
Stock compensation expense		$ 12,751
Employees [Member]
Number of stock options granted, shares		620,000
Number of stock options granted		$ 459,019
Employees [Member] | Option One [Member]
Number of stock options granted, shares		500,000
Strike price per share		$ 0.78
Employees [Member] | Option Remaining [Member]
Number of stock options granted, shares		120,000
Strike price per share		$ 0.81